Cash and cash equivalents and Restricted cash (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash on hand	$ 19	$ 11
Cash at banks	70,746	74,191
Total cash and cash equivalents	$ 70,765	$ 74,202	$ 53,234	$ 52,833